UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5754

MFS HIGH INCOME MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® High Income Municipal Trust

8/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 166.9%
Airport & Port Revenue – 4.8%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	$610,000	$398,811
Denver, CO, City & County Airport, “B”, ETM, 6.125%, 2025 (c)(f)	2,840,000	2,840,141
Denver, CO, City & County Airport, “C”, ETM, 6.125%, 2025 (c)	2,280,000	2,762,470
New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021	750,000	715,747

		$6,717,169

General Obligations - General Purpose – 0.9%
Commonwealth of Puerto Rico Government Development Bank, “B”, 5%, 2015	$700,000	$714,237
Luzerne County, PA, FSA, 6.75%, 2023	570,000	588,535
New York, NY, “H”, 6%, 2017	5,000	5,017

		$1,307,789

General Obligations - Improvement – 0.3%
Guam Government, “A”, 6.75%, 2029	$175,000	$176,774
Guam Government, “A”, 7%, 2039	200,000	201,127

		$377,901

General Obligations - Schools – 2.7%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2029	$2,805,000	$943,068
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	350,000	102,371
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2032	355,000	96,218
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2033	715,000	179,686
Irving, TX, Independent School District, “A”, PSF, 0%, 2018	1,000,000	740,329
Los Angeles, CA, Unified School District, “D”, 5%, 2034	210,000	210,308
Placer, CA, Unified School District, “A”, FGIC, 0%, 2019	1,700,000	996,743
San Jacinto, TX, Community College District, 5.125%, 2038	550,000	557,325

		$3,826,048

Healthcare Revenue - Hospitals – 38.7%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 2029	$560,000	$567,957
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	565,000	381,334
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	835,000	538,148
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	220,000	216,369
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	125,000	126,173
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 2042	1,000,000	862,650
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “K”, ASSD GTY, 5.5%, 2041	1,545,000	1,556,588
California Statewide Communities Development Authority Rev. (Catholic Healthcare West) “L”, ASSD GTY, 5.25%, 2041	1,130,000	1,107,649
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	375,000	267,495
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	745,000	741,722
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “A”, 6.4%, 2029	425,000	409,704
Conway, AR, Hospital Rev. (Conway Regional Medical Center), “B”, 6.4%, 2029	1,000,000	964,010
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)	835,000	875,439
Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)	1,000,000	1,146,990
Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018	750,000	708,495
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	470,000	421,364
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038	750,000	381,225

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	$120,000	$81,894
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	235,000	255,234
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)	1,750,000	2,239,300
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	2,350,000	2,297,008
Illinois Finance Authority Rev. (Edward Hospital), “A”, AMBAC, 5.5%, 2040	1,700,000	1,483,828
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	535,000	386,955
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	620,000	657,907
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	1,445,000	1,319,545
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, FSA, 5.25%, 2041	145,000	139,999
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	2,255,000	1,875,033
Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	575,000	558,492
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2031	1,455,000	1,332,285
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	535,000	482,426
Kent Hospital, MI, Finance Authority Rev. (Spectrum Health) “A”, 5.5%, 2047 (b)	450,000	480,051
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	375,000	401,696
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	125,000	131,664
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (University Health Systems, Inc.), 5.25%, 2036	530,000	464,725
Lake County, OH, Hospital Facilities Rev. (Lake Hospital Systems, Inc.), 5.625%, 2029	565,000	541,157
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,070,000	904,739
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2037	1,685,000	1,721,868
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	560,000	501,357
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	80,000	63,038
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	75,000	59,309
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	945,000	1,053,429
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	150,000	144,960
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 2033	500,000	397,290
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	420,000	319,708
Mississippi Hospital Equipment & Facilities Authority Rev. (South Central Regional Medical Center), 5.25%, 2026	400,000	340,812
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	155,000	124,205
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	800,000	623,584
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	350,000	399,473
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	50,000	45,466

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	$800,000	$629,264
New Hanover County, N.C., Hospital Rev., FSA, 5.125%, 2031	1,130,000	1,134,814
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	700,000	585,186
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	365,000	308,874
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	245,000	262,486
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	150,000	157,635
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	305,000	228,460
North Carolina Medical Care Commission (Stanly Health Services, Inc.), 6.375%, 2029	1,915,000	1,907,359
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,405,000	1,521,067
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	200,000	227,224
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	1,615,000	1,301,642
Rhode Island Health & Educational Building Corp. Rev. (Rhode Island Hospital Foundation), “A”, ASSD GTY, 7%, 2039	840,000	935,659
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	660,000	759,587
Salida, CO, Hospital District Rev., 5.25%, 2036	945,000	687,299
Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.), 5.625%, 2035	1,250,000	976,700
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	120,000	104,742
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	380,000	427,435
South Carolina Jobs Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	1,370,000	1,334,955
South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034	500,000	468,865
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	225,000	209,392
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	800,490
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), RADIAN, 5%, 2017	345,000	306,401
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	225,000	159,226
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center), “A”, 5.75%, 2029	2,000,000	1,924,360
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	290,000	235,608
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	235,000	190,233
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 2039	560,000	573,888
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	525,000	528,481
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.75%, 2029	1,000,000	922,520
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	865,000	686,715
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	500,000	433,125

		$54,031,441

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – 23.8%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 5.9%, 2025	$1,000,000	$730,030
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement), “A”, 7%, 2033	500,000	382,245
Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020	255,000	220,863
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	1,000,000	828,230
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	120,000	90,779
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	155,000	108,635
California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.), 8.25%, 2010 (c)	950,000	1,039,319
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	750,000	895,140
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	1,520,000	1,331,216
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	530,000	367,423
Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2011 (c)	455,000	524,360
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035	1,400,000	1,014,482
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), “A”, 6.125%, 2038	150,000	148,284
Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019	425,000	360,404
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	750,000	573,375
Fulton County, GA, Residential Care Facilities (Lenbrook Project), “A”, 5.125%, 2042	1,000,000	616,930
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.), “A”, 5%, 2029	1,000,000	671,430
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), “A”, 5.75%, 2036	800,000	544,240
Houston, TX, Health Facilities Development Corp. (Buckingham Senior Living Community), “A”, 7.125%, 2014 (c)	500,000	605,290
Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), “A”, 5.25%, 2033	250,000	159,573
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 5.875%, 2019	700,000	582,078
Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), “A”, 6%, 2029	775,000	574,229
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	1,135,000	913,823
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	1,250,000	922,525
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	725,000	605,339
Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034	150,000	118,113
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	870,000	1,011,993
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	510,000	450,356
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2028	1,475,000	1,116,236
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	565,000	300,173
Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village), “A”, 6.25%, 2032	250,000	185,990
Juneau, AK, City & Borough Non-Recourse Rev. (St. Ann’s Care Project), 6.875%, 2025	1,110,000	872,516
Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030	1,560,000	1,286,454
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	690,000	597,340
Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), “A”, 7.625%, 2010 (c)	500,000	528,635
Marion, IA, Health Care Facilities Rev., First Mortgage (AHF/Kentucky-Iowa, Inc.), 8%, 2029	575,000	469,051

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	$895,000	$682,688
Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), “A”, 7.1%, 2032	1,195,000	965,632
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	240,000	163,015
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	60,000	38,752
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	350,000	328,174
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 6.9%, 2032	100,000	91,310
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024	600,000	471,306
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board, First Mortgage, 8.5%, 2029	1,140,000	980,525
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	172,973
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	750,000	489,465
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	205,000	170,980
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	830,000	634,311
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026	50,000	39,344
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), “A”, 8.25%, 2010 (c)	925,000	1,010,970
Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023	1,740,000	1,351,736
Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), “A”, 6.625%, 2029	1,145,000	995,337
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2034	465,000	393,153
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	450,000	370,746
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	365,000	258,216
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	335,000	212,444
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	300,000	196,860
St. Johns County, FL, Industrial Development Authority (Glenmoor Project), “A”, 5.25%, 2026	500,000	352,375
Washington County, PA, Industrial Development Authority Rev., First Mortgage (AHF/Central Project), 8.5%, 2029	1,210,000	1,040,733

		$33,158,144

Healthcare Revenue - Other – 0.8%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$900,000	$1,071,612

Industrial Revenue - Airlines – 3.3%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$1,015,000	$427,366
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,885,000	793,585
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019	1,125,000	867,769
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,000,000	451,130
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	485,000	388,281
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 9%, 2033	750,000	771,720

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Airlines – continued
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	$55,000	$46,976
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	1,005,000	851,225

		$4,598,052

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$600,000	$501,576
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	825,000	852,877

		$1,354,453

Industrial Revenue - Environmental Services – 1.9%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$270,000	$262,934
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	845,000	781,887
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), “A”, 7.45%, 2017	500,000	515,920
Gulf Coast Waste Disposal Authority, TX (Waste Management, Inc.), “A”, 5.2%, 2028	465,000	406,052
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 5.2%, 2027	840,000	746,399

		$2,713,192

Industrial Revenue - Metals – 0.6%
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), “A”, 8%, 2014	$535,000	$520,710
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel), “A”, 7%, 2014	295,000	279,828

		$800,538

Industrial Revenue - Other – 4.1%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018	$450,000	$348,944
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	500,000	424,185
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	500,000	500,065
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	625,000	497,544
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	232,655
Michigan Strategic Fund Rev. (Michigan Sugar Co.), “A”, 6.25%, 2015	1,250,000	1,154,575
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	1,500,000	1,116,930
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021	375,000	376,065
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project), 5.875%, 2022	600,000	568,638
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017	605,000	541,929

		$5,761,530

Industrial Revenue - Paper – 2.7%
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025	$400,000	$320,932
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	550,000	627,908
Courtland, AL, Industrial Development Board Rev. (International Paper Co.), “B”, 6.25%, 2025	1,000,000	949,740
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2026	1,270,000	1,113,561
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	370,000	297,554

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
Phenix City, AL, Industrial Development Board Environmental Improvement Rev., “A” (MeadWestvaco Coated Board Project), 6.35%, 2035	$550,000	$450,060

		$3,759,755

Miscellaneous Revenue - Entertainment & Tourism – 1.9%
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013 (z)	$820,000	$762,969
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)	200,000	134,008
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)	895,000	594,969
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	800,000	560,208
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	527,999	1,584
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	40,000	44,071
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	30,000	32,531
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	125,000	135,724
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	365,000	316,524

		$2,582,588

Miscellaneous Revenue - Other – 3.0%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	$150,000	$122,478
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032	500,000	389,280
Citizens Property Insurance Corp., “A-1”, ASSD GTY, 5.5%, 2016	1,230,000	1,288,388
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 2020	690,000	549,316
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	1,065,000	1,092,360
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019	200,000	187,490
Massachusetts Development Finance Agency (Boston Biomedical Research), 5.75%, 2029	450,000	378,995
V Lakes Utility District Ranking Water Systems Rev., 7%, 2037	300,000	246,267

		$4,254,574

Multi-Family Housing Revenue – 8.8%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$750,000	$682,628
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 2032	745,000	635,790
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	1,000,000	1,026,960
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	710,000	623,380
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	1,000,000	939,270
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	1,398,679	1,068,843
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), “D”, 10%, 2032	390,000	349,066
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), “C”, 8%, 2032	360,000	316,292
Massachusetts Housing Finance Agency Rev., “B”, 5%, 2030	500,000	493,605
Massachusetts Housing Finance Agency Rev., “E”, 5%, 2028	500,000	479,665
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	750,000	543,563
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050 (b)(z)	2,000,000	1,320,000
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	1,250,000	1,102,000
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016 (z)	546,075	506,637
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	500,000	487,520

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Texas Department of Housing & Community Affairs (Pebble Brook Apartments), FNMA, 5.5%, 2018	$995,000	$1,003,477
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028	830,000	646,022

		$12,224,718

Sales & Excise Tax Revenue – 1.0%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$750,000	$329,745
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 2032	1,075,000	1,083,471

		$1,413,216

Single Family Housing - Local – 2.0%
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	$881,106	$819,737
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	2,000,000	1,977,860

		$2,797,597

Single Family Housing - State – 4.1%
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	$1,655,000	$1,707,050
Iowa Finance Authority, Single Family Mortgage Rev., “E”, 5.4%, 2032	1,250,000	1,274,238
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	1,000,000	992,830
Oklahoma Housing Finance Agency Rev. (Homeownership Loan Program), “C”, GNMA, 5%, 2026	1,095,000	1,073,264
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	260,000	260,720
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	435,000	436,309

		$5,744,411

Solid Waste Revenue – 0.4%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$170,000	$170,782
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	500,000	439,030

		$609,812

State & Agency - Other – 0.1%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$87,998

State & Local Agencies – 7.5%
California Public Works Board Lease Rev., Department of Mental Health (Coalinga), “A”, 5.5%, 2019	$1,000,000	$1,031,870
Chesterfield County, VA, Economic Development Authority Pollution Control Rev., “A”, 5%, 2023	1,120,000	1,152,794
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 2038	1,090,000	944,005
Louisiana Military Department Custody Receipts, 5%, 2024	1,500,000	1,485,945
New York Metropolitan Transportation Authority, “A”, 5.125%, 2029	1,025,000	1,032,298
New York Urban Development Corp. (University Facilities Grants), 5.875%, 2021	1,000,000	1,108,020
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	500,000	433,215
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	170,000	174,619
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 2026 (c)	155,000	188,530
Puerto Rico Public Finance Corp., Unrefunded, “E”, 6%, 2026	1,645,000	2,000,846
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 2033	840,000	912,559

		$10,464,701

Tax - Other – 1.3%
Dallas County, TX, Flood Control District, 7.25%, 2032	$1,000,000	$1,020,020
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 2039	560,000	573,278
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	255,000	256,647

		$1,849,945

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – 10.2%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$535,000	$520,293
Ave Maria Stewardship Community District, FL, “A”, 5.125%, 2038	350,000	179,424
Celebration Community Development District, FL, “A”, 6.4%, 2034	935,000	871,504
Channing Park Community Development District, FL, 5.3%, 2038	600,000	308,742
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	450,000	396,018
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	250,000	160,095
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	205,000	146,370
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	120,000	64,320
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	700,000	497,217
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	395,000	268,995
Homestead 50 Community Development District, FL, “A”, 6%, 2037 (a)	475,000	257,906
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013 (a)	220,000	157,091
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	750,000	655,043
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.9%, 2013 (c)	445,000	525,581
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	500,000	333,600
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	795,000	486,993
Northwest Metropolitan District No. 3, CO, 6.25%, 2035	500,000	293,090
Oakmont Grove Community Development District, CA, “A”, 5.4%, 2038 (a)	500,000	208,270
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	165,000	123,470
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.5%, 2010	35,000	34,901
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), “A”, 5.8%, 2026	300,000	259,062
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	1,985,000	1,434,520
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2023	300,000	252,219
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., FSA, 0%, 2019	1,910,000	1,192,394
San Diego, CA, Redevelopment Agency, Tax Allocation Rev., FSA, 0%, 2022	1,910,000	983,956
Sarasota National Community Development District, FL, Special Assessment Rev., 5.3%, 2039	1,200,000	625,380
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	265,000	144,118
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038	295,000	167,383
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	760,000	520,646
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	235,000	155,643
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	749,000	432,113
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	730,000	345,954
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035	425,000	282,935
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	1,210,000	486,130
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District (Legends Village West Project), 4.875%, 2028	765,000	497,457

		$14,268,833

Tobacco – 9.3%
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	$3,905,000	$3,237,206
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 2034	635,000	495,217
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	3,030,000	2,208,022

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County), 0%, 2046	$6,500,000	$148,655
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	1,515,000	1,679,105
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	2,310,000	228,136
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	2,375,000	1,799,704
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	230,000	158,373
Rhode Island Tobacco Settlement Authority, 6%, 2023	2,170,000	2,039,171
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032	250,000	239,060
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	1,020,000	686,052

		$12,918,701

Toll Roads – 3.8%
Bay Area Toll Authority, CA, Toll Bridge Rev. (San Francisco Bay Area), “F1”, 5%, 2034	$1,850,000	$1,884,817
E-470 Public Highway Authority, CO, “B”, 0%, 2010 (c)	8,750,000	1,319,238
E-470 Public Highway Authority, CO, “B”, NATL, 0%, 2018	1,500,000	858,615
Pennsylvania Turnpike Commission Rev., Capital Appreciation, “C”, FSA, 0% to 2016, 6.25% to 2033	1,830,000	1,300,965

		$5,363,635

Universities - Colleges – 6.6%
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	$1,650,000	$1,727,550
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	96,639
Florida State University Board of Governors, System Improvement Rev., 6.25%, 2030	1,500,000	1,689,000
Grand Valley, MI, State University Rev., 5.5%, 2027	175,000	179,501
Grand Valley, MI, State University Rev., 5.625%, 2029	85,000	87,253
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	315,000	333,859
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 2039	1,680,000	1,719,850
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 2029	2,370,000	2,472,882
University of Southern Indiana Rev., Student Fee, “J”, ASSD GTY, 5.75%, 2028	370,000	404,306
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	330,000	347,573
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	100,000	105,334

		$9,163,747

Universities - Dormitories – 0.5%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$1,015,000	$654,604

Universities - Secondary Schools – 1.7%
California Statewide Communities Development Authority Rev., COP (Crossroads Schools for the Arts & Sciences), 6%, 2028	$1,140,000	$1,059,676
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	225,000	148,122
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	695,000	428,752
Massachusetts Industrial Finance Agency (Cambridge Friends School), 5.8%, 2028	1,000,000	787,790

		$2,424,340

Utilities - Cogeneration – 1.3%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	$1,000,000	$690,560
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	645,000	648,606

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Cogeneration – continued
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	$550,000	$459,877

		$1,799,043

Utilities - Investor Owned – 10.1%
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	$280,000	$227,844
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	645,000	324,119
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	60,000	41,605
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023	2,575,000	2,576,648
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	310,000	313,980
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	1,250,000	1,118,475
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co.), 6.5%, 2039	950,000	991,952
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	1,005,000	1,047,099
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	105,000	110,803
Matagorda County, TX, Navigation District No. 1 Pollution Control Rev. (AEP - Texas Central Co.), 5.125%, 2030 (b)	1,500,000	1,523,760
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	2,000,000	1,883,760
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	242,790
Ohio Air Quality Development Authority Rev. (Columbus Southern Power Co.), “B”, 5.8%, 2038	275,000	279,153
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 2020	665,000	683,460
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	260,000	267,030
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	765,000	789,648
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	530,000	468,668
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	240,000	118,814
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	205,000	166,815
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	690,000	700,040
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028	270,000	270,400

		$14,146,863

Utilities - Other – 4.0%
California M-S-R Energy Authority Gas Rev., “A”, 7%, 2034	$155,000	$166,535
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 2039	335,000	337,623
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	290,000	296,946
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2028	430,000	387,645
Main Street Natural Gas, Inc., GA, Gas Project Rev., “B”, 5%, 2019	425,000	394,158
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	35,000	35,456
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2021	2,185,000	2,128,124
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	550,000	532,884
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	730,000	704,063
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	75,000	71,553
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	215,000	202,964
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	310,000	287,305

		$5,545,256

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – 3.7%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$465,000	$488,417
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 2034	755,000	769,813
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	160,000	159,520
Detroit, MI, Sewer Disposal System Rev., “B”, FSA, 7.5%, 2033	645,000	778,425
Guam Government Waterworks Authority, Water & Wastewater Rev., 5.875%, 2035	1,125,000	959,276
New Hampshire Industrial Development Authority Rev. (Pennichuck Water Works, Inc.), ETM, 7.5%, 2018 (c)	280,000	338,097
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev. “DD”, 4.75%, 2035	1,010,000	999,557
Surprise, AZ, Municipal Property Corp., 4.9%, 2032	800,000	606,512

		$5,099,617

Total Municipal Bonds		$232,891,823

Floating Rate Demand Notes – 0.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.09%, due 9/01/09	$100,000	$100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.09%, due 9/01/09	200,000	200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.12%, due 9/01/09	100,000	100,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.12%, due 9/01/09	575,000	575,000

Total Floating Rate Demand Notes		$975,000

Money Market Funds (v) – 0.0%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	8,374	$8,374

Total Investments		$233,875,197

Other Assets, Less Liabilities – 2.3%		3,183,856

Preferred shares (issued by the fund) – (69.9)%		(97,500,000)

Net assets applicable to common shares – 100.0%		$139,559,053

(a)	Non-income producing security.
(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,903,692, representing 1.4% of net assets applicable to common shares.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven- day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Agua Caliente Band of Cahuilla Indians, CA, 5.6%, 2013	7/22/03	$820,925	$762,969
Cabazon Band Mission Indians, CA, 8.375%, 2015	10/04/04	200,000	134,008
Cabazon Band Mission Indians, CA, 8.75%, 2019	10/04/04	895,000	594,969
MuniMae TE Bond Subsidiary LLC, 7.75%, 2050	5/30/00	2,000,000	1,320,000
Resolution Trust Corp., Pass-Through Certificates, “1993”, 8.5%, 2016	8/27/93	556,951	506,637

Total Restricted Securities			$3,318,583
% of Net Assets Applicable to Common Shares			2.4%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LOC	Letter of Credit

MFS High Income Municipal Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$232,385,186	$—	$232,385,186
Residential Mortgage-Backed Securities	—	506,637	—	506,637
Short Term Securities	—	975,000	—	975,000
Mutual Funds	8,374	—	—	8,374

Total Investments	$8,374	$233,866,823	$—	$233,875,197

Other Financial Instruments
Futures	$(174,536)	$—	$—	$(174,536)

For further information regarding security characteristics, see the Portfolio of Investments.

MFS High Income Municipal Trust

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$254,803,395

Gross unrealized appreciation	$8,773,783
Gross unrealized depreciation	(29,701,981)

Net unrealized appreciation (depreciation)	$(20,928,198)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 8/31/09

Futures Contracts Outstanding at 8/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	276	$32,352,375	Dec-09	$(162,685)
U.S. Treasury Bond 30 yr (Short)	USD	78	9,340,500	Dec-09	(11,851)

					$(174,536)

At August 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	19,503,393	(19,495,019)	8,374

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$286	$8,374

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH INCOME MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.